Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs for the years ended December 31, 2018 and 2017:

Program approval date	Program end date	Authorized amount	Program completion date
February 2017	June 30, 2017	$350,000	June 12, 2017
May 2017	December 31, 2017	300,000	September 26, 2017
July 2017	March 31, 2018	250,000	December 14, 2017
October 2017	March 31, 2018	200,000	February 21, 2018
February 2018	June 30, 2018	200,000	May 14, 2018
April 2018	December 31, 2018	200,000	November 2, 2018
October 2018	March 31, 2019	200,000	January 9, 2019
December 2018	March 31, 2019	100,000	Not yet completed

Schedule of movements in accumulated other comprehensive income (loss)
Movements in AOCI for the years ended December 31, 2018 and 2017 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2016	$5,972	$(7,741)	$(1,769)
Total other comprehensive income	14,918	1,125	16,043
Balance as of December 31, 2017	$20,890	$(6,616)	$14,274
Total other comprehensive loss	(14,559)	(1,539)	(16,098)
Balance as of December 31, 2018	$6,331	$(8,155)	$(1,824)